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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               ----------------------

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):     [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clarium Capital Management LLC
             ------------------------------------------
Address:     1 Letterman Drive, Building C, Suite 400
             ------------------------------------------
             San Francisco, CA 94129
             ------------------------------------------

             ------------------------------------------

Form 13F File Number: 28- ______________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Peter Thiel
             ------------------------------------------
Title:       President
             ------------------------------------------
Phone:       (415) 248-5140
             ------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Peter Thiel               New York, NY                 August 11, 2006
-----------------------------      ------------------------     ----------------
               [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

      Form 13F File Number           Name

                                     Clarium Capital Management LLC
                                     ----------------------------------
      28- ________________


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           --------------------------
Form 13F Information Table Entry Total:    17
                                           --------------------------
Form 13F Information Table Value Total:    $821,293
                                           --------------------------
                                            (thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8

NAME OF               TITLE OF                    VALUE      SHRS OF  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
ISSUER                 CLASS           CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
APACHE CORP              COM         037411105       341       5,000   SH            SOLE                   4,868     0         132
APPLE COMPUTER INC       COM         037833100       573      10,000   SH            SOLE                  10,000     0           0
CHESAPEAKE ENERGY        COM         165167107     2,198      72,654   SH            SOLE                  72,654     0           0
 CORP
DIAMOND OFFSHORE         COM         25271C102    21,855     260,400   SH            SOLE                 253,558     0       6,842
 DRILLING IN
ENCANA CORP              COM         292505104   384,692   7,307,977   SH            SOLE               7,109,051     0     198,926
GENERAL ELECTRIC CO      COM         369604103     3,138      95,200   SH            SOLE                  95,200     0           0
HEADWATERS INC           COM         42210P102     1,015      39,700   SH            SOLE                  39,700     0           0
HEWLETT PACKARD CO       COM         428236103     2,610      82,400   SH            SOLE                  82,400     0           0
JAMES RIVER COAL CO      COM NEW     470355207     2,119      80,000   SH            SOLE                  80,000     0           0
JAMES RIVER COAL CO      PUT         470355957     2,119      80,000   SH   PUT      SOLE                  80,000     0           0
MCDONALD'S CORP          COM         580135101     2,083      62,000   SH            SOLE                  62,000     0           0
NEXEN INC                COM         65334H102    52,457     927,779   SH            SOLE                 903,684     0      24,095
OIL SVC HOLDRS TR        DEPOSTRY    678002106   332,758   2,227,000   SH            SOLE               2,168,895     0      58,105
                         RCPT
PEMCO AVIATION INC       COM         706444106     4,519     430,440   SH            SOLE                 430,440     0           0
PETROLEO BRASIL S.A.     SPONSORED   71654V408     2,769      31,000   SH            SOLE                  31,000     0           0
                         ADR
SCHLUMBERGER LTD         COM         806857108     3,060      47,000   SH            SOLE                  47,000     0           0
WEATHERFORD              COM         G95089101     2,987      60,200   SH            SOLE                  60,200     0           0
 INTERNATIONAL LT